Exploration and evaluation assets (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Expenditures on exploration and evaluation assets	$ 51,964	$ 29,093
Exploration property impairments	51,964	29,093
Exploration and evaluation assets	1	$ 1	$ 1
Exploration and evaluation expenditures	$ 51,964
Turnagain mineral claims [Member]
Statement [Line Items]
Mineral claim, ownership percentage	100.00%
Net smelter return royalty	4.00%
Price per percentage of net smelter return royalty	$ 1,000,000
Expenditures on exploration and evaluation assets	29,093
Exploration property impairments	29,093
Exploration and evaluation assets	$ 1